Leases (Details) - Schedule of Finance Right-of-Use Assets and Lease Liabilities ¥ in Thousands, $ in Thousands		Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)
Schedule of Finance Right of Use Assets and Lease Liabilities [Abstract]
Finance lease right-of-use assets, net	[1]	¥ 21,956	$ 139	¥ 35,824
Current portion of finance lease liabilities	[2]	14,288	91	15,004
Finance lease liabilities, net of current portion	[3]	¥ 10,383	$ 65	¥ 24,705

[1]	Included in “Property and equipment, net” in the Balance Sheets.
[2]	Included in “Accrued expenses and other current liabilities” in the Balance Sheets.
[3]	Included in “Other liabilities” in the Balance Sheets.